Derivatives (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	$ 14,406	$ 13,452
Estimated Fair Value Liabilities	7,049	7,022
Maximum Amount of Future Payments under Credit Default Swaps	10,311	10,527
Estimated Fair Value of Credit Default Swaps	65	175
Excess cash collateral received on derivatives	89	87
Securities collateral received which the company is permitted to sell or repledge, amount that has been sold or repledged	0
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)	597	(197)	$ 161
Embedded derivatives gains (losses)	(239)	(321)	5,104
Derivative Instrument Detail [Abstract]
Net amounts reclassified into net derivatives gains (losses) on discontinued cash flow hedges	$ 11	$ (15)	(1)
Hedging exposure to variability in future cash flows for specific length of time	5 years	6 years
Accumulated Other Comprehensive Income Loss	$ 2,400	$ 1,800
Deferred net gains (losses) expected to be reclassified to earnings	50
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	$ 0		0
Immateriality of cash flow effectiveness	no
Cumulative foreign currency translation gain (loss) recorded in accumulated other comprehensive income (loss) for net investment in foreign operations hedges	$ 1,100	940
Potential future recoveries available to offset maximum amount of future payments under credit default swaps	80	75
Excess securities collateral provided on derivatives	204	192
Change in fair value of derivatives excluded from the assessment of hedge effectiveness	(11)	3	(2)
Over the Counter [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	6,140	4,153
Excess securities collateral received on derivatives	(100)	(395)
Excess securities collateral provided on derivatives	(150)	(117)
Exchange Cleared [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	378	386
Excess securities collateral provided on derivatives	(315)	(199)
Exchange Traded [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	0	0
Excess securities collateral provided on derivatives	(224)	(245)
Nonperformance Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Embedded derivatives gains (losses)	163	13	$ (952)
Hedge Funds [Member]
Derivatives, Fair Value [Line Items]
Maximum Amount of Future Payments under Credit Default Swaps	20	15
Estimated Fair Value of Credit Default Swaps	(2)	1
Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustments | MetLife Assurance Limited
Derivative Instruments, Gain (Loss) [Line Items]
Net investment gains (losses)	(77)	(77)
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Estimated Fair Value Assets	278	255
Estimated Fair Value Liabilities	41	60
Off-Balance Sheet [Member]
Derivatives, Fair Value [Line Items]
Excess cash collateral received on derivatives	0	36
Off-Balance Sheet [Member] | Over the Counter [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Collateral, Obligation to Return Cash, Offset	$ 0	$ 263